JHAA
Nuveen Corporate Income 2023 Target Term Fund
Portfolio of Investments    March 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 122.3% (95.3% of Total Investments)
	CORPORATE BONDS – 93.0% (72.4% of Total Investments)
	Airlines – 1.3%
$1,000	United Airlines Holdings Inc	5.000%	2/01/24	Ba3	$992,120
	Automobiles – 6.1%
2,000	Ford Motor Credit Co LLC	3.370%	11/17/23	BB+	1,997,020
2,550	Ford Motor Credit Co LLC	5.584%	3/18/24	BB+	2,622,751
4,550	Total Automobiles				4,619,771
	Chemicals – 3.1%
2,025	NOVA Chemicals Corp, 144A	4.875%	6/01/24	BB-	2,047,771
300	Sasol Financing International Ltd	4.500%	11/14/22	BB	300,000
2,325	Total Chemicals				2,347,771
	Commercial Services & Supplies – 5.7%
1,475	ADT Security Corp/The	4.125%	6/15/23	BB-	1,491,063
2,750	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	5.250%	4/15/24	BB-	2,815,560
4,225	Total Commercial Services & Supplies				4,306,623
	Consumer Finance – 4.9%
500	Navient Corp	5.500%	1/25/23	Ba3	506,250
780	Navient Corp	7.250%	9/25/23	Ba3	810,225
500	Navient Corp	6.125%	3/25/24	Ba3	508,750
1,300	OneMain Finance Corp	8.250%	10/01/23	BB	1,369,758
500	OneMain Finance Corp	6.125%	3/15/24	BB	512,500
3,580	Total Consumer Finance				3,707,483
	Containers & Packaging – 4.4%
1,500	Ball Corp	4.000%	11/15/23	BB+	1,515,000
500	Graphic Packaging International LLC, 144A	0.821%	4/15/24	BBB-	475,156
1,350	Sealed Air Corp, 144A	5.250%	4/01/23	BB+	1,366,875
3,350	Total Containers & Packaging				3,357,031
	Diversified Financial Services – 0.9%
300	Park Aerospace Holdings Ltd, 144A	4.500%	3/15/23	BBB-	302,133
350	Park Aerospace Holdings Ltd, 144A	5.500%	2/15/24	BBB-	358,220
650	Total Diversified Financial Services				660,353
	Diversified Telecommunication Services – 2.1%
1,500	Lumen Technologies Inc	6.750%	12/01/23	BB	1,557,540

JHAA	Nuveen Corporate Income 2023 Target Term Fund (continued)
Portfolio of Investments March 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Electric Utilities – 3.4%
$1,500	Pacific Gas and Electric Co	1.750%	6/16/22	BBB-	$1,498,297
1,100	TerraForm Power Operating LLC, 144A	4.250%	1/31/23	BB-	1,097,250
2,600	Total Electric Utilities				2,595,547
	Equity Real Estate Investment Trust – 2.0%
750	GLP Capital LP / GLP Financing II Inc	5.375%	11/01/23	BBB-	768,754
750	Starwood Property Trust Inc, 144A	5.500%	11/01/23	BB+	762,787
1,500	Total Equity Real Estate Investment Trust				1,531,541
	Food & Staples Retailing – 3.0%
2,250	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 144A	3.500%	2/15/23	BB	2,250,000
	Gas Utilities – 1.2%
900	AmeriGas Partners LP / AmeriGas Finance Corp	5.625%	5/20/24	BB	918,000
	Health Care Providers & Services – 3.9%
2,000	HCA Inc	5.875%	5/01/23	Baa3	2,067,500
850	Tenet Healthcare Corp	6.750%	6/15/23	B+	885,258
2,850	Total Health Care Providers & Services				2,952,758
	Hotels, Restaurants & Leisure – 4.7%
2,500	MGM Resorts International	6.000%	3/15/23	B+	2,556,750
1,000	Yum! Brands Inc	3.875%	11/01/23	BB	1,007,500
3,500	Total Hotels, Restaurants & Leisure				3,564,250
	Household Durables – 5.8%
1,250	KB Home	7.625%	5/15/23	BB	1,285,937
1,000	Newell Brands Inc	4.100%	4/01/23	BBB-	1,009,778
2,035	Taylor Morrison Communities Inc / Taylor Morrison Holdings II Inc, 144A	5.625%	3/01/24	BB	2,094,015
4,285	Total Household Durables				4,389,730
	Media – 6.4%
340	AMC Networks Inc	5.000%	4/01/24	BB	339,150
1,375	CCO Holdings LLC / CCO Holdings Capital Corp, 144A	4.000%	3/01/23	BB+	1,374,415
2,350	CSC Holdings LLC	5.250%	6/01/24	B+	2,352,973
750	DISH DBS Corp	5.000%	3/15/23	B	752,655
4,815	Total Media				4,819,193
	Metals & Mining – 7.0%
1,100	Commercial Metals Co	4.875%	5/15/23	BB+	1,116,500
1,250	First Quantum Minerals Ltd, 144A	6.500%	3/01/24	B+	1,257,813
2,375	FMG Resources August 2006 Pty Ltd, 144A	5.125%	5/15/24	BB+	2,420,481

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Metals & Mining (continued)
$500	Freeport-McMoRan Inc	3.875%	3/15/23	Baa3	$505,500
5,225	Total Metals & Mining				5,300,294
	Oil, Gas & Consumable Fuels – 15.8%
550	Buckeye Partners LP	4.150%	7/01/23	BB	551,914
225	Continental Resources Inc/OK	4.500%	4/15/23	BBB	227,700
1,000	Continental Resources Inc/OK	3.800%	6/01/24	BBB	1,003,660
794	Energean Israel Finance Ltd, Reg S	4.500%	3/30/24	BB-	785,650
250	Energy Transfer LP	5.875%	1/15/24	BBB-	260,453
500	EnLink Midstream Partners LP	4.400%	4/01/24	BB+	506,528
750	EQM Midstream Partners LP	4.750%	7/15/23	BB	755,625
1,500	Leviathan Bond Ltd, 144A	5.750%	6/30/23	BB	1,518,237
1,000	NAK Naftogaz Ukraine via Kondor Finance PLC, Reg S	7.375%	7/19/22	CCC	338,000
2,250	Occidental Petroleum Corp	2.700%	2/15/23	BB+	2,252,925
1,000	Petroleos Mexicanos	4.875%	1/18/24	BBB	1,011,160
1,000	Range Resources Corp	5.000%	3/15/23	B1	1,007,000
1,750	Western Midstream Operating LP, (3-Month LIBOR reference rate + 1.850% spread), (3)	1.844%	1/13/23	BBB-	1,732,500
12,569	Total Oil, Gas & Consumable Fuels				11,951,352
	Pharmaceuticals – 1.8%
1,300	Teva Pharmaceutical Finance Netherlands III BV	6.000%	4/15/24	Ba2	1,332,500
	Real Estate Management & Development – 1.1%
850	Realogy Group LLC / Realogy Co-Issuer Corp, 144A	4.875%	6/01/23	B+	855,313
	Textiles, Apparel & Luxury Goods – 3.8%
2,825	Hanesbrands Inc, 144A	4.625%	5/15/24	BB	2,867,375
	Trading Companies & Distributors – 1.1%
400	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500%	9/15/23	BBB	403,007
400	Aircastle Ltd	4.400%	9/25/23	BBB	401,568
800	Total Trading Companies & Distributors				804,575
	Wireless Telecommunication Services – 3.5%
2,525	Sprint Corp	7.875%	9/15/23	BB+	2,682,813
$69,974	Total Corporate Bonds (cost $71,009,709)				70,363,933

Principal Amount (000)	Description (1)	Coupon (4)	Reference Rate (4)	Spread (4)	Maturity (5)	Ratings (2)	Value
	VARIABLE RATE SENIOR LOAN INTERESTS – 24.5% (19.1% of Total Investments) (4)
	Beverages – 0.7%
$620	Arctic Glacier U.S.A., Inc., Term Loan B	4.506%	3-Month LIBOR	3.500%	3/20/24	CCC+	$576,380

JHAA	Nuveen Corporate Income 2023 Target Term Fund (continued)
Portfolio of Investments March 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (4)	Reference Rate (4)	Spread (4)	Maturity (5)	Ratings (2)	Value
	Chemicals – 4.9%
$1,236	Axalta Coating Systems US Holdings Inc., Term Loan B3	2.756%	3-Month LIBOR	1.750%	6/01/24	BBB-	$1,227,362
987	Ineos US Finance LLC, Term Loan B	2.457%	1-Month LIBOR	2.000%	3/31/24	BBB-	971,446
1,500	Minerals Technologies Inc., Term Loan B	3.000%	1-Month LIBOR	2.250%	2/14/24	BB+	1,498,125
3,723	Total Chemicals						3,696,933
	Entertainment – 1.7%
454	Lions Gate Capital Holdings LLC, Term Loan A	1.959%	1-Month LIBOR	1.750%	3/22/23	Ba2	451,781
842	Univision Communications Inc., Term Loan B, First Lien	4.000%	1-Month LIBOR	3.250%	3/24/26	B+	838,721
1,296	Total Entertainment						1,290,502
	Health Care Providers & Services – 1.4%
1,097	Change Healthcare Holdings LLC, Term Loan B	3.500%	1-Month LIBOR	2.500%	3/01/24	B+	1,092,198
	Health Care Technology – 3.9%
2,952	IQVIA Inc., Term Loan B1	2.207%	1-Month LIBOR	1.750%	3/07/24	BBB-	2,935,942
	Hotels, Restaurants & Leisure – 1.2%
94	CDS U.S. Intermediate Holdings, Inc., Term Loan, First Lien	7.000%	3-Month LIBOR	6.000%	11/24/25	B	94,457
90	CDS U.S. Intermediate Holdings, Inc., Term Loan, Second Lien	2.006%	3-Month LIBOR	1.000%	11/24/27	CCC	89,509
250	Cedar Fair, L.P., Term Loan B	2.207%	1-Month LIBOR	1.750%	4/13/24	Ba2	247,890
484	Travel Leaders Group, LLC, Term Loan B	4.457%	1-Month LIBOR	4.000%	1/25/24	CCC	458,126
918	Total Hotels, Restaurants & Leisure						889,982
	Insurance – 1.8%
216	Asurion LLC, Term Loan B6	3.582%	1-Month LIBOR	3.125%	11/03/23	Ba3	215,024
1,125	USI, Inc., Term Loan	4.006%	3-Month LIBOR	3.000%	5/16/24	B	1,118,784
1,341	Total Insurance						1,333,808
	IT Services – 0.1%
70	Tempo Acquisition LLC, Term Loan	3.207%	1-Month LIBOR	2.750%	5/01/24	BB-	70,107
	Media – 3.5%
1,000	Gray Television, Inc., Term Loan B	2.731%	1-Month LIBOR	2.500%	2/07/24	BB+	994,755
1,646	Nexstar Broadcasting, Inc., Term Loan B3	2.707%	1-Month LIBOR	2.250%	1/17/24	BBB-	1,640,816
2,646	Total Media						2,635,571
	Professional Services – 3.9%
2,954	Nielsen Finance LLC, Term Loan B4	2.306%	1-Month LIBOR	2.000%	10/04/23	BBB-	2,955,427

Principal Amount (000)	Description (1)	Coupon (4)	Reference Rate (4)	Spread (4)	Maturity (5)	Ratings (2)	Value
	Semiconductors & Semiconductor Equipment – 0.1%
$107	MACOM Technology Solutions Holdings, Inc., Term Loan	2.707%	1-Month LIBOR	2.250%	5/19/24	BB	$106,034
	Technology Hardware, Storage & Peripherals – 1.3%
986	Diebold, Incorporated, Term Loan B	3.065%	3-Month LIBOR	2.750%	11/06/23	B2	968,770
$18,710	Total Variable Rate Senior Loan Interests (cost $18,591,903)						18,551,654

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CONVERTIBLE BONDS – 4.8% (3.8% of Total Investments)
	Media – 1.6%
$1,275	DISH Network Corp, 144A	2.375%	3/15/24	B2	$1,192,125
	Mortgage Real Estate Investment Trust – 2.3%
1,250	Blackstone Mortgage Trust Inc	4.750%	3/15/23	N/R	1,263,750
500	Starwood Property Trust Inc	4.375%	4/01/23	BB+	510,625
1,750	Total Mortgage Real Estate Investment Trust				1,774,375
	Technology Hardware, Storage & Peripherals – 0.9%
700	Western Digital Corp	1.500%	2/01/24	Baa3	675,500
$3,725	Total Convertible Bonds (cost $3,644,518)				3,642,000
	Total Long-Term Investments (cost $93,246,130)				92,557,587

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 6.0% (4.7% of Total Investments)
	REPURCHASE AGREEMENTS – 6.0% (4.7% of Total Investments)
$4,572	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/22, repurchase price $4,571,901, collateralized by $4,318,700, U.S. Treasury Inflation Index Notes, 0.125%, due 1/15/32, value $4,663,349	0.000%	4/01/22	$4,571,901
	Total Short-Term Investments (cost $4,571,901)			4,571,901
	Total Investments (cost $97,818,031) – 128.3%			97,129,488
	Borrowings – (32.4)% (6), (7)			(24,525,000)
	Other Assets Less Liabilities – 4.1%			3,092,804
	Net Assets Applicable to Common Shares – 100%			$75,697,292

JHAA	Nuveen Corporate Income 2023 Target Term Fund (continued)
Portfolio of Investments March 31, 2022
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$ —	$70,363,933	$ —	$70,363,933
Variable Rate Senior Loan Interests	—	18,551,654	—	18,551,654
Convertible Bonds	—	3,642,000	—	3,642,000
Short-Term Investments:
Repurchase Agreements	—	4,571,901	—	4,571,901
Total	$ —	$97,129,488	$ —	$97,129,488

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(4)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(5)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(6)	Borrowings as a percentage of Total Investments is 25.2%.
(7)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR	London Inter-Bank Offered Rate
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.